united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414 Chicago, IL 60606

(Address of principal executive offices) (Zip code)

R. Jeffrey Bruce

Bruce & Co.

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2020

BRUCE FUND, INC.

SEMI-ANNUAL REPORT

Report to Shareholders

December 31, 2020

20 North Wacker Drive ● Suite 2414 ● Chicago, Illinois 60606 ● (312) 236-9160

Management’s Discussion and Analysis (Unaudited)

The Bruce Fund (the “Fund”) shares produced a total return of 18.12% for the six months ended December 31, 2020, compared to a total return of 22.16% for the S&P 500® Index for the same period. Stock markets rebounded sharply in the period and the Fund lagged the broader Index. Government bond prices in the portfolio declined in the six month period while our corporate bonds had small gains. The Fund’s equities contributed the majority of the gain in the period.

The worldwide economy has slowed, and yet stock markets have looked beyond the pandemic and rebounded despite the slower economic activity. Given the excessive debt levels, the geopolitical, economic and policy uncertainties, we feel caution is warranted. Valuations for some companies show reasonable and compelling long term opportunities but the market overall is very expensive and any unexpected change in sentiment might expose the lofty multiples so we believe a more conservative posture is warranted.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results (Unaudited)

Average Annual Total Returns for the Periods Ended December 31, 2020

Fund/Index	Six Months	1 Year	5 Year	10 Year
Bruce Fund	18.12%	12.00%	9.03%	9.51%
S&P 500® Index*	22.16%	18.40%	15.22%	13.88%

The net expense ratio as of the most recent prospectus dated October 28, 2020 was 0.67%, which represented the fiscal year ended June 30, 2020. Additional information pertaining to the Fund’s expense ratios as of December 31, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling l-800-872-7823. Total returns for periods less than one year are not annualized.

*	The S&P 500® Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

[1]	As a percent of net assets.

Investment Objective

The investment objective of the Bruce Fund is long-term capital appreciation.

Availability of Portfolio Schedule

This Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov or by calling the Fund at (800) 872-7823.

Bruce Fund
Schedule of Investments (Unaudited)
December 31, 2020

	Shares/
	Principal
	Amount	Fair Value
COMMON STOCKS — 75.0%

Communications — 1.5%
Actua Corp.(a)(b)(c)	130,000	$6,500
Sirius XM Holdings, Inc.	1,357,843	8,649,460
		8,655,960
Energy — 0.9%
Aspire Holdings, LLC(a)(b)(c)	193,069	—
Chevron Corp.	50,000	4,222,500
Flotek Industries, Inc.(c)	390,671	824,316
		5,046,816
Financials — 5.7%
Allstate Corp.	290,000	31,879,700

Health Care — 25.3%
Abbott Laboratories	164,500	18,011,105
AbbVie, Inc.	228,470	24,480,561
Bausch Health Cos., Inc. (Canada)(c)	1,250,000	26,000,000
Chiasma, Inc.(c)	1,050,100	4,567,935
EDAP TMS SA - ADR (France)(c)	733,094	3,790,096
Fate Therapeutics, Inc.(c)	75,000	6,819,750
MannKind Corp.(c)	31,835	99,644
Merck & Co., Inc.	300,000	24,539,999
Paratek Pharmaceuticals, Inc.(c)	929,312	5,817,493
Pfizer, Inc.	450,000	16,564,500
Prothena Corporation PLC (Ireland)(c)	3,170	38,072
Supernus Pharmaceuticals, Inc.(c)	402,105	10,116,962
Viatris, Inc.(c)	55,835	1,046,348
Xtant Medical Holdings, Inc.(c)	182,972	218,853
		142,111,318
Industrials — 10.6%
AMERCO	112,167	50,919,331
General Electric Co.	800,000	8,640,000
		59,559,331
Materials — 2.6%
Ashland Global Holdings, Inc.	25,000	1,980,000
Compass Minerals International, Inc.	140,000	8,640,800
Newmont Corp.	65,600	3,928,784
		14,549,584
Technology — 6.2%
Apple, Inc.	260,000	34,499,400

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Schedule of Investments (Unaudited) (continued)
December 31, 2020

	Shares/
	Principal
	Amount	Fair Value
COMMON STOCKS — (continued)

Utilities — 22.2%
Avista Corp.	200,000	$8,028,000
CMS Energy Corp.	450,000	27,454,500
Duke Energy Corp.	275,000	25,179,000
NextEra Energy, Inc.	480,000	37,032,000
Xcel Energy, Inc.	400,000	26,668,000
		124,361,500
Total Common Stocks (Cost $206,325,215)		420,663,609

CONVERTIBLE PREFERRED STOCKS — 0.5%

Consumer Staples — 0.5%
Bunge Ltd. (Bermuda), 4.88%	27,400	2,986,600
Total Convertible Preferred Stocks (Cost $2,864,600)		2,986,600

U.S. GOVERNMENT BONDS — 10.2%
U.S. Treasury “Strips”, 0.00%, 8/15/2029	$15,000,000	14,051,948
U.S. Treasury “Strips”, 0.00%, 2/15/2036	20,000,000	16,785,931
U.S. Treasury “Strips”, 0.00%, 2/15/2041	10,000,000	7,530,026
U.S. Treasury “Strips”, 0.00%, 5/15/2049	30,000,000	18,686,528
Total U.S. Government Bonds (Cost $41,498,627)		57,054,433

CONVERTIBLE CORPORATE BONDS — 5.3%

Health Care — 5.1%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021(a)	11,000,000	6,930,000
Acorda Therapeutics, Inc., 6.00%, 12/1/2024	2,500,000	1,455,025
MannKind Corp., 5.75%, 10/23/2024(a)(b)	5,000,000	5,900,000
Novavax, Inc., 3.75%, 2/1/2023	1,000,000	1,253,537
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024	15,000,000	13,058,205
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019(a)(b)(d)(e)	1,500,000	150
		28,596,917
Industrials — 0.2%
Team, Inc., 5.00%, 8/1/2023(d)	1,000,000	989,679
Total Convertible Corporate Bonds (Cost $34,346,416)		29,586,596

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Schedule of Investments (Unaudited) (continued)
December 31, 2020

	Shares/
	Principal
	Amount	Fair Value
CORPORATE BONDS — 0.7%

Consumer Staples — 0.3%
Land O’Lakes Capital Trust I, 7.45%, 3/15/2028(d)	$1,500,000	$1,711,875

Energy — 0.1%
PetroQuest Energy, Inc., 10.00%, 2/15/2024(a)(b)(f)	2,629,656	262,966

Financials — 0.3%
Security Benefit Life Insurance Co., 7.45%, 10/1/2033(d)	2,000,000	2,054,756
Total Corporate Bonds (Cost $5,642,741)		4,029,597

MONEY MARKET FUNDS - 8.2%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.03%(g)	46,244,121	46,244,121
Total Money Market Funds (Cost $46,244,121)		46,244,121

Total Investments — 99.9% (Cost $336,921,720)		560,564,956
Other Assets in Excess of Liabilities — 0.1%		465,302
NET ASSETS — 100.0%		$561,030,258

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(b)	Illiquid security. The total fair value of these securities as of December 31, 2020 was $6,169,616, representing 1.1% of net assets.

(c)	Non-income producing security.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as December 31, 2020 was $4,756,460, representing 0.8% of net assets.

(e)	In default.

(f)	Payment in kind security which may pay interest in additional principal.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2020.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statement of Assets and Liabilities (Unaudited)
December 31, 2020

Assets
Investments in securities, at market value (cost $336,921,720)	$560,564,956
Dividends and interest receivable	989,987
Prepaid expenses	13,825
Total Assets	561,568,768
Liabilities
Payable for fund shares redeemed	142,222
Accrued investment advisory fees	250,372
Payable to Administrator	84,922
Payable to trustees	2,017
Other accrued expenses	58,977
Total Liabilities	538,510
Net Assets	$561,030,258
Net Assets consist of
Capital stock (898,116 shares of $1 par value capital stock issued and outstanding)	$898,116
Paid-in capital	329,410,339
Accumulated earnings	230,721,803
Net Assets	$561,030,258
Shares outstanding: 2,000,000 shares authorized	898,116
Net asset value, offering and redemption price per share	$624.67

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2020

Investment Income
Dividend income	$4,581,187
Interest income	2,871,536
Total investment income	7,452,723
Expenses
Investment advisory	1,421,352
Administration	132,639
Transfer agent	68,829
Fund accounting	49,238
Audit and tax preparation	30,154
Custodian	22,175
Registration	19,987
Postage	15,248
Printing	11,378
Director	2,017
Insurance	779
Other	4,476
Net operating expenses	1,778,272
Net investment income	5,674,451
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	15,298,163
Change in unrealized appreciation (depreciation) on investment securities	67,405,615
Net realized and change in unrealized gain on investments	82,703,778
Net increase in net assets resulting from operations	$88,378,229

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,674,451	$11,888,593
Net realized gain on investment securities	15,298,163	17,927,941
Change in unrealized appreciation (depreciation) on investment securities	67,405,615	(14,611,893)
Net increase in net assets resulting from operations	88,378,229	15,204,641
Distributions to Shareholders from
Earnings	(31,169,503)	(10,912,657)
Total distributions	(31,169,503)	(10,912,657)
Capital Transactions
Proceeds from shares sold	2,040,951	9,368,864
Reinvestment of distributions	29,240,117	10,092,925
Amount paid for shares redeemed	(28,660,443)	(43,129,412)
Net increase (decrease) in net assets resulting from capital transactions	2,620,625	(23,667,623)
Total Increase (Decrease) in Net Assets	59,829,351	(19,375,639)
Net Assets
Beginning of period	501,200,907	520,576,546
End of period	$561,030,258	$501,200,907
Share Transactions
Shares sold	3,339	16,318
Shares issued in reinvestment of distributions	47,167	17,318
Shares redeemed	(47,513)	(76,491)
Net increase (decrease) in shares outstanding	2,993	(42,855)

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Financial Highlights

Selected data for each share of capital stock outstanding through each period is presented below

	For the
	Six Months
	Ended
	December 31,
	2020		For the Year Ended June 30,
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$559.92		$555.00	$522.54	$522.91	$535.76	$515.63
Investment operations:
Net investment income	6.93		13.36	11.64	12.71	10.67	9.92
Net realized and unrealized gain	94.23		3.58	33.09	8.52	6.89	33.18
Total from investment operations	101.16		16.94	44.73	21.23	17.56	43.10
Less distributions to shareholders from:
Net investment income	(13.58)		(12.02)	(12.27)	(11.69)	(10.08)	(8.45)
Net realized gains	(22.83)		—	—	(9.91)	(20.33)	(14.52)
Total distributions	(36.41)		(12.02)	(12.27)	(21.60)	(30.41)	(22.97)
Net asset value, end of period	$624.67		$559.92	$555.00	$522.54	$522.91	$535.76
Total Return(a)	18.12	% (b)	2.96%	8.81%	4.01%	3.74%	8.73%
Ratios and Supplemental Data:
Net assets, end of period ($ millions)	$561.03		$501.20	$520.58	$533.96	$575.20	$594.78
Ratio of expenses to average net assets	0.67	% (c)	0.67%	0.67%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	2.12	% (c)	2.28%	2.08%	2.31%	2.04%	1.94%
Portfolio turnover rate	2	% (b)	15%	7%	20%	5%	26%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Notes to the Financial Statements (Unaudited)
December 31, 2020

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends and distributions to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are generally categorized as Level 2 securities and valued on the basis of prices furnished by a pricing service. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,649,460	$—	$6,500	$8,655,960
Energy	5,046,816	—	—	5,046,816
Financials	31,879,700	—	—	31,879,700
Health Care	142,111,318	—	—	142,111,318
Industrials	59,559,331	—	—	59,559,331
Materials	14,549,584	—	—	14,549,584
Technology	34,499,400	—	—	34,499,400
Utilities	124,361,500	—	—	124,361,500
Convertible Preferred Stocks Consumer Staples	2,986,600	—	—	2,986,600
U.S. Government Bonds
U.S. Treasury Strips	—	57,054,433	—	57,054,433
Convertible Corporate Bonds
Health Care	—	15,766,767	12,830,150	28,596,917
Industrials	—	989,679	—	989,679
Corporate Bonds
Consumer Staples	—	1,711,875	—	1,711,875
Energy	—	—	262,966	262,966
Financials	—	2,054,756	—	2,054,756
Money Market Funds	46,244,121	—	—	46,244,121
Total	$469,887,830	$77,577,510	$13,099,616	$560,564,956

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of December 31, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value at
	December 31,	Valuation
Asset Category	2020	Techniques	Unobservable Input(s)	Range
Common Stocks	$6,500	Asset Liquidation Analysis	Liquidation Proceeds	N/A

Convertible Corporate Bonds	12,830,150	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A

			Discount for Lack of Marketability	1%-20%

		Comparable Security Analysis	Matrix Pricing Range	N/A

			Common Stock Valuation	N/A

Corporate Bonds	262,966	Percentage of Par	Liquidation/ Reorganization Valuation	50%-100%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

				Change in
	Balance as			unrealized
	of June 30,	Realized	Amortization/	appreciation
	2020	gain (loss)	Accretion	(depreciation)
Common Stock	$10,953	$(1,261,240)	$—	$1,256,787
Convertible Corporate Bonds	3,750,150	(159,936)	—	2,309,936
Corporate Bonds	2,881,194	—	—	(112,700)
Total	$6,642,297	$(1,421,176)	$—	$3,454,023

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

					Balance as of
			Transfer in	Transfer out	December 31,
	Purchases	Sales	Level 3*(a)	Level 3*(b)	2020
Common Stock	$—	$—	$—	$—	$6,500
Convertible Corporate Bonds	—	—	—	—	5,900,150
Corporate Bonds	125,222	(2,630,750)	6,930,000	—	7,192,966
Total	$125,222	$(2,630,750)	$6,930,000	$—	$13,099,616

*	The amount of transfers in and/or out are reflected at the reporting period end.

(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of December 31, 2020.

(b)	Transfer out relate primarily to securities for which observable inputs became available during the period, and as of December 31, 2020, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of December 31, 2020.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2020 was as follows:

Total Change in
Unrealized Appreciation
Common Stock	$1,256,787
Convertible Corporate Bonds	2,309,936
Corporate Bonds	(112,700)
Total	$3,454,023

NOTE D – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2020, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

		U.S.
		Government
	Other	Obligations
Purchases	$9,505,782	$—
Sales	$58,397,635	$—

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

NOTE E – RELATED PARTIES

Bruce & Co., Inc., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000

At December 31, 2020, Robert B. Bruce was the beneficial owner of 20,328 Fund shares, R. Jeffrey Bruce was the beneficial owner of 24,821 Fund shares, Robert DeBartolo was the beneficial owner of 26 Fund shares, and W. Martin Johnson was the beneficial owner of 5 Fund shares. Robert B. Bruce, Robert DeBartolo, and W. Martin Johnson are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE F – FEDERAL INCOME TAXES

At December 31, 2020, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$233,184,450
Gross Unrealized Depreciation	(10,241,065)
Net Unrealized Appreciation on Investments	$222,943,385
Tax Cost	$337,621,571

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

At June 30, 2020, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$6,434,615
Undistributed Long-Term Capital Gains	11,540,692
Accumulated Capital and Other Losses	—
Unrealized Appreciation	155,537,770
Total	$173,513,077

The tax character of distributions paid during the fiscal year ended June 30, 2020 was as follows:

Distributions paid from:
Ordinary Income	$10,912,657
Long-Term Capital Gain	—
Total	$10,912,657

NOTE G – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placement. At December 31, 2020, the aggregate market value of such securities listed below amounted to $4,756,460, or 0.8% of the Fund’s net assets. 100% of the restricted securities are valued using quoted market prices, while less than 0.05% are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The chart below shows the restricted securities held by the Fund as of December 31, 2020:

	Acquisition	Principal
Issuer Description	Date	Amount	Cost	Value
Corporate Bonds
Land O’ Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09	$1,500,000	$1,152,130	$1,711,875
Security Benefit Life Insurance Company, 7.45%, 10/1/33	6/22/11	2,000,000	1,860,953	2,054,756

Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15	1,500,000	772,598	150
Team, Inc., 5.00%, 8/1/23	8/24/17	1,000,000	937,304	989,679

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)
December 31, 2020

NOTE H – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Board for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE I – SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to the financial statements as a whole have been accordingly disclosed.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2020) and held for the entire period (through December 31, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses
	Beginning	Ending	Paid During
	Account Value,	Account Value,	the Period(a)
			July 1 –
	July 1, 2020	December 31, 2020	December 31, 2020
Actual	$1,000.00	$1,181.20	$3.68
Hypothetical(b)	$1,000.00	$1,021.83	$3.41

(a)	Expenses are equal to the Fund’s six month annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

(b)	Assumes a 5% return before expenses.

Approval of Management Agreement (Unaudited)

The Board discussed and reviewed the presentation and Independent Directors Johnson and DeBartolo reviewed the Fund’s activities and performance and stated that the performance of the Fund over the long term validates the Fund’s objective of long-term capital appreciation. Independent Director Johnson stated that there is nothing wrong with being prudent in uncertain markets like the one that exists now. Independent Director DeBartolo noted that the Fund’s performance speaks for itself when compared to other like funds and worthy of the high confidence given its performance in the short and long term, with a consistently low expense ratio earning management high marks.

Director Vote: Director Johnson moved (seconded by Director DeBartolo) to approve and confirm that the Fund is being managed in the best interests of the Fund holders in careful and honest manner and to renew the Bruce management contract for an additional year, which motion unanimously carried (with the Bruce directors abstaining). The Board then discussed and agreed unanimously (motion by Director Johnson, with a second from Director DeBartolo) to retain Grant Thornton as the Fund’s auditor.

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board approved the appointment of the Liquidity Program Administrator, comprising certain employees of the Adviser. The Liquidity Program Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on September 30, 2020. During the review period, The Fund has approximately 2% - 3% of its holdings in securities that are deemed illiquid assets. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violation of the Liquidity Rule and (ii) the Program has been effectively implemented.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Fund, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal formation to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

This page is intentionally left blank.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 872-7823 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

BRUCE FUND

OFFICERS AND DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio

Counsel

Klevatt & Associates

Chicago, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Bruce-SAR-20

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable - Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable - Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable - Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable - The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Filed with Annual Report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/02/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/02/2021

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	3/01/2021